Consolidated Statements of Income (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
General and administrative expenses, related party	$ 1,394,025	$ 1,323,836	$ 1,628,961